CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities
Net income	¥ 4,701,327	$ 737,741	¥ 4,326,446	¥ 5,671,267
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	248,027	38,921	264,154	316,666
Depreciation and amortization	2,221,768	348,644	1,840,462	1,264,566
Loss on disposal of property and equipment	32,129	5,042	9,369	16,159
Allowance for doubtful accounts	36,348	5,806	30,281	24,293
Deferred income tax	(192,091)	(30,144)	(271,969)	(40,527)
Loss/(gain) on disposal of equity investees and subsidiary	(2,357)	(370)	(1,086)	2,860
Unrealized gain from investment in equity investee				(754,468)
Impairment of equity investees	0		0	56,026
Share of loss in equity method investments	32,419	5,087	18,507	7,556
Loss/(gain) of fair value changes of financial instruments	(52,909)	(8,303)	877
Foreign currency exchange loss	56,467	8,861	127,180	(13,301)
Changes in operating assets and liabilities:
Accounts receivable	(209,855)	(32,931)	(79,831)	(84,468)
Financing receivables	(639,375)	(100,332)	22,019	1,839
Inventories	(29,965)	(4,702)	(9,225)	(32)
Advances to suppliers	(90,835)	(14,254)	(150,499)	(129,364)
Prepayments and other current assets	(774,302)	(121,505)	(369,443)	(545,079)
Amounts due from related parties	(51,398)	(8,065)	(8,966)	(67,712)
Operating lease right-of-use assets	(20,979)	(3,292)	25,697	(57,625)
Long-term financing receivables	507,353	79,512	(1,393,855)	(549,775)
Other non-current assets	(19,308)	(3,030)	28,694	(12,325)
Accounts payable	354,478	55,625	160,630	156,056
Advances from customers	113,800	17,858	(91,221)	774,177
Amounts due to related parties	6,131	962	(22,288)	(93,273)
Income tax payable	53,731	8,432	(29,558)	(303,500)
Operating lease liabilities	58,211	9,135	(54,295)	35,476
Other current liabilities	881,402	138,312	669,546	629,841
Other non-current liabilities			(90,877)	(14,448)
Net cash provided by operating activities	7,220,217	1,133,010	4,950,749	6,304,186
Cash flows from investing activities
Purchases of property and equipment	(8,360,497)	(1,311,944)	(7,237,302)	(4,635,685)
Purchases of land use rights	(967,284)	(151,788)	(1,970,650)	(590,733)
Cash paid for business acquisitions, net of cash received				(19,581)
Investments in equity investees	(569,751)	(89,406)	(238,415)	(218,260)
Purchases of short-term investment	(13,193,447)	(2,070,340)	(9,686,732)	(14,061,179)
Maturity of short-term investment	14,054,096	2,205,394	17,010,363	16,699,480
Purchases of long-term investment	(225,000)	(35,307)	(939,500)	(957,870)
Maturity of long-term investment	845,110	132,616
Net cash received from disposal of equity investees	200	31	6,311	1,350
Net cash out in relation to disposal of a subsidiary	(100,714)	(15,804)
Loan to related parties	(70,000)	(10,985)	(500,000)
Loan to employees	(339,412)	(53,261)	(50,400)
Repayments of loan to employees	51,887	8,142
Proceeds from disposal of property and equipment	118,279	18,561	56,984	118,265
Net cash used in investing activities	(8,756,533)	(1,374,091)	(3,549,341)	(3,664,213)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost paid of RMB 69,498			9,771,782
Payment of issuance cost	(887)	(139)
Proceeds from non-controlling interest recognized from partial disposal	12,933	2,029	3,368
Proceeds from capital contribution from non-controlling interest shareholder	380,301	59,678	14,477	51,360
Proceeds from short-term borrowings	6,944,722	1,089,777	2,302,929
Repayment of short-term borrowings	(4,918,934)	(771,888)	(870,000)
Repurchase of ordinary shares	(3,810,586)	(597,964)	(1,228,341)	(762,893)
Payment of dividends	(1,353,969)	(212,467)	(1,649,308)	(1,270,773)
Acquisition of non-controlling interests of subsidiaries	(157,565)	(24,725)	(7,500)
Net cash (used in)/ provided by financing activities	(2,903,985)	(455,699)	8,337,407	(1,982,306)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(150,430)	(23,606)	(656,137)	(3,207)
Net change in cash, cash equivalents and restricted cash	(4,590,731)	(720,386)	9,082,678	654,460
Cash, cash equivalents and restricted cash at beginning of year	14,360,092	2,253,412	5,277,414	4,622,954
Cash, cash equivalents and restricted cash at end of year	¥ 9,769,361	$ 1,533,026	¥ 14,360,092	¥ 5,277,414